Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Schedule of Change in Intangible Assets
Changes in the Group’s intangible assets in 2021 and 2020 were as follows:

	Goodwill	Software	Trademarks	Others	Total
At January 1, 2020
Cost	20,020	11,976	8,872	428	41,296
Accumulated amortization	—	(5,715)	(1,556)	(346)	(7,617)
Net book amount	20,020	6,261	7,316	82	33,679
Year ended December 31, 2020
Opening net book amount	20,020	6,261	7,316	82	33,679
Exchange differences	(1,687)	(954)	(80)	(35)	(2,756)
Additions	—	823	326	94	1,243
Disposal	—	(46)	—	(46)	(92)
Disposal of subsidiary	(3,851)	—	—	—	(3,851)
Amortization charge (i)	—	(820)	(412)	(61)	(1,293)
Closing net book amount	14,482	5,264	7,150	34	26,930
At December 31, 2020
Cost	14,482	11,799	9,118	441	35,840
Accumulated amortization	—	(6,535)	(1,968)	(407)	(8,910)
Net book amount	14,482	5,264	7,150	34	26,930
Year ended December 31, 2021
Opening net book amount	14,482	5,264	7,150	34	26,930
Exchange differences	2,144	595	1,407	(4)	4,142
Additions	—	1,823	—	73	1,896
Amortization charge (i)	—	(1,197)	(366)	(68)	(1,631)
Closing net book amount	16,626	6,485	8,191	35	31,337
At December 31, 2021
Cost	16,626	14,217	10,525	510	41,878
Accumulated amortization	—	(7,732)	(2,334)	(475)	(10,541)
Net book amount	16,626	6,485	8,191	35	31,337

(i)Amortization charges are included in “General and administrative expenses” and “Selling expenses” for the years ended December 31, 2021 and 2020, respectively. There were no impairment charges for any of the years presented (see Note 32 (a)).